CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash used in operations	¥ (637,746)	¥ (720,786)	¥ (383,704)
Income tax paid	(10,715)	(25,198)	(20,630)
Net cash used in operating activities	(648,461)	(745,984)	(404,334)
Cash flows from investing activities
Payment for acquisition of subsidiaries, net of cash acquired	0	0	(11,060)
Payments for property and equipment	(5,981)	(22,066)	(45,553)
Payments for intangible assets	(31,488)	(45,877)	(82,463)
Payment for loans to related parties			(3,515)
Payments for financial assets measured at fair value through other comprehensive income	(1,867,657)	(614,772)	(16,661)
Payments for Investment in Jointly controlled entities	(2,550)
Payments for financial assets at fair value through profit or loss	(914,500)	(2,706,721)	(7,577,741)
(Payments)/Proceeds for settlement of derivatives	40,342	16,491	(138,634)
Release of restricted cash and time deposits over three months, net	207,896	922,818	1,206,607
Proceeds from sales of property and equipment	699	9,467	1,019
Receipts of loans to related parties	1,600	1,900
Proceeds from sales of financial assets measured at fair value through other comprehensive income	1,991,143	193,495	16,833
Proceeds from disposal of investment in associate	199,200
Proceeds from sales of financial assets at fair value through profit or loss	686,626	4,092,407	7,019,968
Interest received on financial assets at fair value through profit or loss	13,304	26,027	19,635
Net cash generated from investing activities	318,634	1,873,169	388,435
Cash flows from financing activities
Proceeds from shortterm borrowings	235,000	313,000	912,900
Proceeds from exercise of shares under share incentive scheme		1,161	9,257
Payments for lease liabilities	(60,922)	(76,734)	(96,139)
Repayments of shortterm borrowings	(273,000)	(836,429)	(2,376,945)
Interest paid	(11,403)	(20,072)	(60,854)
Transactions with non-controlling interests	(15,000)
Payments for shares held for share incentive scheme	(88,280)
Payments for shares repurchase		(74,992)
Net cash used in financing activities	(213,605)	(694,066)	(1,611,781)
Net (decrease)/increase in cash and cash equivalents	(543,432)	433,119	(1,627,680)
Cash and cash equivalents at the beginning of the year	1,907,776	1,399,370	3,055,194
Effects of exchange rate changes on cash and cash equivalents	15,129	75,287	(28,144)
Cash and cash equivalents at the end of year	¥ 1,379,473	¥ 1,907,776	¥ 1,399,370